SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of inventory
	June 30,	December 31,
	2015	2014

Finished goods	$46,845	$88,362
Raw materials	200,654	237,556
Work-In-Process	10,169	41,449
Total	$257,668	$367,367

	December 31,
	2014	2013

Finished goods	$88,362	$56,818
Raw materials	237,556	18,603
Work-In-Process	41,449	46,754
Total	$367,367	$122,175

Schedule of property, plant and equipment
Years
Computers and office equipment	3 - 7
Leasehold improvements	5
Manufacturing tooling	3 - 7
Demo Equipment	3

Years
Computers and office equipment	3 - 7
Leasehold improvements	5
Manufacturing Tooling	3 - 7
Demo Equipment	3

Schedule of investment in fixed Assets
	June 30, 2015	December 31, 2014
Computers and office equipment	$122,889	$123,708
Leasehold improvements	23,874	23,874
Manufacturing tooling	97,288	97,288
Demo Equipment	13,706	30,576
Total	257,757	275,446
Less: Accumulated depreciation	110,514	78,967
Total Fixed Assets, Net	$147,243	$196,479

	December 31,
	2014	2013
Computers and office equipment	$123,708	$61,505
Leasehold Improvements	23,874	23,614
Manufacturing Tooling	97,288	89,900
Demo Equipment	30,576
Total	275,446	175,019
Less: Accumulated Depreciation	78,967	16,909
Total Fixed Assets, Net	$196,479	$158,110